Schedule I - BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Sep. 30, 2016	Jan. 06, 2016	Sep. 30, 2015	Jan. 06, 2015	Jan. 08, 2014	Apr. 18, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, Authorized	500,000,000		500,000,000
Ordinary shares, Issued	131,729,773		142,406,933
Ordinary shares, Outstanding	131,729,773	140,219,033	142,406,933	142,878,373	136,409,633
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, Authorized	500,000,000		500,000,000
Ordinary shares, Issued	131,729,773		142,406,933
Ordinary shares, Outstanding	131,729,773		142,406,933